28 Other Accounts Payable (Details) - BRL (R$) R$ in Thousands		Dec. 31, 2019	Dec. 31, 2018
DisclosureOfOtherAccountsPayableLineItems [Line Items]
Other accounts payable		R$ 498,869	R$ 309,024
Other accounts payable, current		149,407	192,070
Other accounts payable, noncurrent		349,462	116,954
Fair value in the purchase and sale of power in the active market [Member]
DisclosureOfOtherAccountsPayableLineItems [Line Items]
Other accounts payable		251,973	11,007
Customers [Member]
DisclosureOfOtherAccountsPayableLineItems [Line Items]
Other accounts payable	[1]	43,024	70,713
Obligations to customers in gas sales operations [Member]
DisclosureOfOtherAccountsPayableLineItems [Line Items]
Other accounts payable	[2]	39,665	55,048
Public lighting rate collected [Member]
DisclosureOfOtherAccountsPayableLineItems [Line Items]
Other accounts payable		38,805	28,337
Aneel Order No. 084/2017 provision [Member]
DisclosureOfOtherAccountsPayableLineItems [Line Items]
Other accounts payable		26,008	24,314
Investment acquisition [Member]
DisclosureOfOtherAccountsPayableLineItems [Line Items]
Other accounts payable		13,294	32,200
Financial offset for the use of water resources [Member]
DisclosureOfOtherAccountsPayableLineItems [Line Items]
Other accounts payable		12,535	20,820
Pledges in guarantee [Member]
DisclosureOfOtherAccountsPayableLineItems [Line Items]
Other accounts payable		9,257	10,026
Reimbursements to customer contributions [Member]
DisclosureOfOtherAccountsPayableLineItems [Line Items]
Other accounts payable		4,887	5,036
Other liabilities [Member]
DisclosureOfOtherAccountsPayableLineItems [Line Items]
Other accounts payable		58,218	R$ 51,523
Forward contract - euro [Member]
DisclosureOfOtherAccountsPayableLineItems [Line Items]
Other accounts payable		R$ 1,203

[1]	Of the balance at 12.31.2018, R$32,639 refers to amounts transferred from the Federal Government to Copel DIS, in accordance with ANEEL Directive Release No. 565/2018, for the reimbursement of consumers due to the exceeding amount collected from the Net Operating Revenue in the period from January 2010 to December 2012. There is no outstanding balance of this liability on 12.31.2019
[2]	Refers to amounts paid for the purchase of contracted gas volumes not yet taken by customers.